Leases	12 Months Ended
Dec. 31, 2017
LEASES [Abstract]
Leases

NOTE 17 – LEASES

The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off-hires days) as of December 31, 2017, is as follows:

Amount
2018	$ 103,971
2019	55,544
2020	65,862
2021	65,682
2022 and thereafter	306,965

$ 598,024